CONSOLIDATED STATEMENTS OF OPERATIONS (CNY) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues	1,449,734	408,498	628,186
Cost of revenues	(1,404,926)	(481,857)	(766,686)
Gross profit (loss)	44,808	(73,359)	(138,500)
Operating expenses:
Research and development	(518)	(3,899)	(5,665)
Selling, general and administrative	(81,745)	(84,493)	(89,894)
Other operating expenses	(68,251)	(70,661)	(33,465)
Impairment loss of property, plant and equipment	(603,266)	(992,620)
Impairment loss of goodwill	(41,440)
Loss on disposal of property, plant and equipment	(20)	(3,306)	(68)
Change in fair value of contingent consideration liabilities	10,361	(2,868)
Total operating expenses	(784,879)	(1,157,847)	(129,092)
Other operating income	18,161	103,780
Loss from operations	(721,910)	(1,127,426)	(267,592)
Other income (expense):
Interest income	417	1,432	2,407
Interest expense	(7,516)	(720)
Foreign currency exchange gain (loss), net	175	(159)	(90)
Other income (expense), net	10,294	2,862	(711)
Loss before income tax	(718,540)	(1,124,011)	(265,986)
Income tax benefit (expense)	(18,083)	17,746	(17,523)
Net loss	(736,623)	(1,106,265)	(283,509)
Less: Net income attributable to non-controlling interests	(11,058)	(2,750)
Net loss attributable to the Company	(747,681)	(1,109,015)	(283,509)
Basic and diluted loss per ordinary share	(4.48)	(6.68)	(1.70)